Equity Transactions (Summary of stock options) (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Options Outstanding, Beginning Balance	207,664	288,331	231,332
Options Granted		0	67,332
Options Cancelled	(50,000)	(80,667)	(10,333)
Options Exercised			0
Options Outstanding, Ending Balance	157,664	207,664	288,331
Weighted Avg. Exercise Price
Weighted Avg. Exercise Price Outstanding, Beginning Balance	$ 9.69	$ 10.17	$ 9.33
Weighted Avg. Exercise Price Granted		0	9.85
Weighted Avg. Exercise Price Cancelled		(7.15)	(10.50)
Weighted Avg. Exercise Price Exercised			0
Weighted Avg. Exercise Price Outstanding, Ending balance	$ 9.69	$ 9.69	$ 10.17
Warrants
Warrants Granted		0	1,904,286
Warrants Cancelled		0
Warrants Exercised		0	0
Warrants Outstanding, Ending Balance	1,904,286	1,904,286	1,904,286
Weighted Avg. Exercise Price
Weighted Avg. Exercise Price Granted		$ 0	$ 2.75
Weighted Avg. Exercise Price Cancelled		0
Weighted Avg. Exercise Price Exercised		0	0
Weighted Avg. Exercise Price Outstanding, Ending balance		$ 2.75	$ 2.75